Statements of Financial Condition (Parenthetical)	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
General Partner Units, units outstanding (shares)	7,460.6309	7,460.6309		7,460.6309
Series A [Member]
Limited Partners Units, units outstanding (shares)	144,102.5214	164,417.4673	175,912.1933	236,423.1119	269,518.2687
Series B [Member]
Limited Partners Units, units outstanding (shares)	57,621.1052	86,507.9830	96,782.4562	110,409.9497	140,857.9391
Series C [Member]
Limited Partners Units, units outstanding (shares)	25,928.5215	27,732.4319	32,628.8200	17,608.2983
Series I [Member]
Limited Partners Units, units outstanding (shares)	82,873.5659	120,105.4790	142,041.7861	219,781.2927	237,052.9763